Bank Loans (Details)	12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Debt Disclosure [Abstract]
Total financing credit facilities amount		¥ 8,000,000
Unused amount		3,000,000
Bank borrowings		¥ 5,000,000
Interest expense | $	$ 447,187		$ 156,749	$ 90,940
Effective weighted average interest rate		3.771%	4.16%	4.168%
Loan principal term	1 year	1 year